Interim condensed consolidated statement of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Profit for the period	€ 153	€ 29,589
Adjustments for:
Depreciation and amortisation	23,080	12,063
Finance income	(2,461)
Interest expenses	4,506	409
Income tax expense	1,117
Fair value change of derivative instruments through profit or loss	(403)
Share-based payment expenses	691	307
Cash flows from operations before changes in working capital	26,683	42,368
Changes in working capital:
Inventories	885	55
Trade receivables and contract assets	(28,599)	(22,439)
Trade and other payables	8,250	(903)
Provisions	(2,156)
Receivables from related parties	5
Payables to related parties	(87)	182
Deferred charter hire income	11,031	(883)
Net change in working capital	10,671	23,988
Income tax paid	(1,172)
Interest received	2,461
Net cash provided by operating activities	17,300	18,380
Cash flow from investing activities
Additions to property, plant and equipment	(296,152)	(14,564)
Additions to intangible assets	(8)	(40)
Leasehold deposits	173	(970)
Net cash (used in) investing activities	(295,987)	(15,574)
Cash flow from financing activities
Principal repayment of lease liabilities	(876)	(199)
Interest paid	5,485	2,567
Proceeds from issue of share capital	154,956
Transactional costs on issues of shares	(2,506)
Proceeds from borrowing net of bank fees (of EUR 1.7 million in H1 2024)	128,286
Net cash provided by/(used in) financing activities	274,375	(2,766)
Net (decrease)/increase in cash and cash equivalents	(4,312)	40
Cash and cash equivalents at beginning of the period	96,608	19,012
Net foreign exchange difference	754
Cash and cash equivalents at end of the period	€ 93,050	€ 19,052